Other Non-Current Assets (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 04, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Payment of purchase price		$ 43,824	$ 434,872
Mont Gele VLGC | LPG Option Agreement
Last installement held in escrow				$ 44,869
Payment of purchase price	$ 44,869